Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Deferred Tax Assets (Liabilities)

The components of the Company's deferred tax assets (liabilities) at December 31, 2013 and 2012 were as follows:

in thousands	2013	2012
Current deferred tax assets:
Inventory related	$9,309	$1,110
Tax losses carry forward	3,773	-
Deferred revenue	612	528
Allowance for doubtful accounts	462	295
Research and development credit carryforward	475	-
Reserve for warranty expenses	67	468
Provision for employee related obligations	1,219	1,269
Accrued interest	-	1,126
Issuance costs	431	-
Other	153	172
Current deferred tax assets	$16,501	$4,968

Long-term deferred tax assets:
Tax losses carry forward	407	-
Foreign currency losses	358	-
Stock-based compensation expense	586	1,184
Long-term deferred tax assets	$1,351	$1,184

Current deferred tax liabilities
Issuance costs	(112)	-
Inventory related	-	(645)
Deferred revenue	-	(104)
Order backlog	-	(196)
Current deferred tax liabilities	$(112)	$(945)

Long-term deferred tax assets:
Stock-based compensation expense	$903	$876
Tax losses carry forward	8,311	463
Depreciation	579	-
Research and development credit carryforward	1,904	-
Issuance costs	478	-
Foreign tax credit	893	-
Other	367	186
Long-term deferred tax assets	13,435	1,525

Long-term deferred tax liabilities:
Intangibles	(115,248)	(55,320)
Issuance costs	(430)	-
Depreciation	(3,658)	(898)
Net long-term deferred tax liabilities	$(105,901)	$(54,693)

Total	$(88,161)	$(49,486)

Schedule of Income (loss) before Income Taxes

Income (loss) before income taxes for the years ended December 31, 2013, 2012 and 2011 was as follows:

in thousands	2013	2012	2011
Domestic (1)	$(13,391)	$23,274	$30,464
Foreign	(15,990)	(4,764)	888
	$(29,381)	$18,510	$31,352

Schedule of Components of Income Tax Expense (Benefit)

For 2012 and 2011 domestic represents U.S. federal taxes, while foreign reflects non-U.S.):

in thousands	2013	2012	2011
Current
Domestic	14,714	12,319	10,667
Foreign	1,914	1,445	293
	16,628	13,764	10,960
Deferred
Domestic	(9,428)	(3,113)	(234)
Foreign	(9,674)	(964)	-
	(19,102)	(4,077)	(234)
Total income taxes	$(2,474)	$9,687	$10,726

Schedule of Reconciliation of Income Tax Rate

A reconciliation of the statutory federal income tax rate and the effective tax rate for the years ended December 31, 2013, 2012, and 2011 is set forth below:

	2013	2012	2011
Statutory rate (1)	25.0%	35.0%	35.0%
Approved and Privileged enterprise benefits	6.0
State income taxes, net of
federal benefit	-	2.5	2.1
Tax exempt interest income	-	-	-
Stock compensation expense	(17.3)	3.4	0.6
Manufacturing deduction	-	(5.9)	(2.7)
Federal research and
development tax credit	-	-	(1.6)
Tax contingencies	(12.1)	(3.5)	0.4
Non-deductible acquisition expenses	(4.8)	12.9	0.3
Earning taxed under foreign law	13.2	3.4	-
Other	(1.6)	4.5	0.1
Effective income tax rate	8.4%	52.3%	34.2%

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

in thousands	2013	2012
Balance at beginning of year	$3,809	$1,598
Additions for tax positions related to the current year	1,248	223
Additions for tax positions related to previous years	2,562	14
Additions from the merger	-	3,130
Reduction of reserve for statute expirations	(254)	(1,156)
Balance at end of year	$7,365	$3,809